Derivatives and Hedging Activities Gross presentation effects of offsetting and net presentation of derivatives (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 10,688	$ 288
Derivative Asset, Fair Value, Amount Offset Against Collateral	0	0
Derivative Asset, Fair Value, Net	10,688	288
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net	(422)	0
Derivative, Collateral, Right to Reclaim Cash	0	0
Derivative Liability, Fair Value, Gross Liability	11,907	21,423
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	0
Derivative Liability, Fair Value, Net	11,907	21,423
Liability [Member]
Derivative [Line Items]
Derivative, Fair Value, Net	11,485	21,423
Assets [Member]
Derivative [Line Items]
Derivative, Fair Value, Net	$ 10,266	$ 288